Discontinued Operations - Schedule of Assets and Liabilities and Operations of Discontinued Operations (Details) - Lexi-Luu Designs, Inc [Member] - USD ($)		6 Months Ended	12 Months Ended
	Jul. 02, 2014	Jun. 30, 2014	Dec. 31, 2015
Assets	$ 71,339
Liabilities	512,840
Net Revenues	210,767	$ 210,767
Net Income (Loss)	$ (23,752)	$ (23,752)